Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Number of Options, Outstanding	12,674,486	5,034,858
Granted	2,542,685	518,684
Exercised		(255,062)
Forfeited	(55,079)	(68,090)
Expired		(340,570)
Number of Options, Outstanding	15,144,811	12,674,486	5,034,858
Exercisable at December 31, 2021	9,923,454	3,704,417
Nonvested at December 31, 2021		1,185,403
Weighted Average Exercise Price
Weighted- Average Exercise Price per Share, Outstanding	$ 4.01	$ 9.26
Granted		18.52
Exercised		0.57
Forfeited	4.11	10.98
Expired		1.49
Weighted- Average Exercise Price per Share, Outstanding	3.89	4.01	$ 9.26
Exercisable at December 31, 2021	$ 3.58	9.21
Nonvested at December 31, 2021		$ 14.10
Weighted Average Remaining Contractual Life (in years)
Outstanding	6 years 6 months 29 days	6 years 2 months 1 day	6 years 1 month 13 days
Exercisable at December 31, 2021	5 years 1 month 20 days	5 years 3 months 10 days
Nonvested at December 31, 2021		8 years 11 months 12 days
Aggregate Intrinsic Value
Exercised		$ 5,304
Outstanding	$ 13,187	54,449	$ 14,742
Exercisable at December 31, 2021		45,211
Nonvested at December 31, 2021		$ 9,238
Fair value of options vested	$ 13,187
Previously Reported
Number of options
Number of Options, Outstanding	4,889,820
Number of Options, Outstanding		4,889,820
Weighted Average Exercise Price
Weighted- Average Exercise Price per Share, Outstanding	$ 10.39
Weighted- Average Exercise Price per Share, Outstanding		$ 10.39
Weighted Average Remaining Contractual Life (in years)
Outstanding		6 years 2 months 1 day
Aggregate Intrinsic Value
Outstanding		$ 54,449
Retroactive Application of Reverse Recapitalization
Number of options
Number of Options, Outstanding	7,784,666
Number of Options, Outstanding		7,784,666
Weighted Average Exercise Price
Weighted- Average Exercise Price per Share, Outstanding	$ (6.38)
Weighted- Average Exercise Price per Share, Outstanding		$ (6.38)
Stock options
Aggregate Intrinsic Value
Fair value of options vested		$ 5,500	$ 3,100